Borrowings and lease liabilities, Reconciliation of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings and lease liabilities [Abstract]
Balance at beginning of the period	$ 1,267	$ 1,010
Additions	390	297
Lease charges	(332)	(106)
Finance charges	166	101
Exchange differences	(42)	(36)
Balance at ending of the period	1,448	1,267
Current portion	192	60,484
Non-current portion	$ 1,256	$ 47,803